Treasury Shares	12 Months Ended
Feb. 28, 2021
Equity [Abstract]
Treasury Shares

9.      TREASURY SHARES

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. Under the repurchase plan, the Group had repurchased an aggregate of 970,788 ordinary shares on the open market for a total cash consideration of RMB27,899(US$4,310) during the year ended February 29, 2020, which were accounted for as the cost of the treasury shares.